BANK BORROWINGS	12 Months Ended
Dec. 31, 2021
BANK BORROWINGS [Abstract]
BANK BORROWINGS
13.	BANK BORROWINGS

During the year ended December 31, 2021, the Company entered into revolving credit facilities that allows the Company to borrow up to $200,000. As at December 31, 2021, the Company had $100,000 outstanding balance and $100,000 of undrawn revolving credit facilities. The amount drawn down bears a weighted average interest of 0.9345% per annum.